CONVERTIBLE REDEEMABLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2020
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Schedule of convertible redeemable preferred shares

	Average Issue				Proceeds from	Carrying/
	Price per	Issuance		Shares	Issuance, net of	Redemption
Series	Share	Date	Shares Issued	Outstanding	Issuance Costs	Amount
	US$				US$	RMB
A	0.2307	11/11/2014	77,000,000	77,000,000	1,777	16,606
B	0.5881	13/02/2015	37,748,300	37,748,300	22,200	203,810
C	2.1451	22/05/2015	44,286,448	44,286,448	95,000	850,436
D	4.1874	23/09/2015	58,508,525	58,508,525	245,000	2,198,698
D	4.1874	05/04/2016	5,492,637	5,492,637	23,000	200,260
E	4.2787	26/04/2016	46,743,137	46,743,137	198,378	1,733,692
E	4.2787	20/10/2016	11,685,784	11,685,784	50,000	432,535
E	4.2787	28/12/2017	35,151,665	35,151,665	150,403	1,153,636
F	4.2787	08/08/2018	116,857,842	116,857,842	498,582	3,803,353
			433,474,338	433,474,338	1,284,340	10,593,026

Schedule of rollforward of the carrying amount of the preferred equity and summary of convertible redeemable preferred shares

The following table summarized the rollforward of the carrying amount of the preferred equity for the years of 2018, 2019, and 2020:

	Series A	Series B	Series C	Series D	Series E	Series F	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
January 1, 2018	14,064	172,655	720,028	2,041,281	2,935,726	—	5,883,754
Issuance	—	—	—	—	—	3,402,611	3,402,611
Accretion	1,196	14,661	61,371	168,323	149,445	116,650	511,646
December 31, 2018	15,260	187,316	781,399	2,209,604	3,085,171	3,519,261	9,798,011
Accretion	1,346	16,494	69,037	189,354	234,692	284,092	795,015
December 31, 2019	16,606	203,810	850,436	2,398,958	3,319,863	3,803,353	10,593,026
Accretion	618	7,574	31,703	86,955	118,336	130,463	375,649
Conversion	(17,224)	(211,384)	(882,139)	(2,485,913)	(3,438,199)	(3,933,816)	(10,968,675)
December 31, 2020	—	—	—	—	—	—	—

On June 9, 2020, all of the preferred shares were converted to 439,646,388 ordinary shares immediately upon the completion of the Company’s IPO